Statement of Financial Position (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Shares Authorized	unlimited	unlimited
Common Stock, Shares Outstanding	108,806,684	112,106,839
Restricted Stock, Shares Outstanding	496,672	399,228